Trade Receivables, Net	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Trade Receivables, Net
10.	TRADE RECEIVABLES, NET

	December 31
	2023 (Retrospectively Adjusted)	2024
	NT$	NT$	US$ (Note 4)

At amortized cost
Gross carrying amount	$94,232,032	$107,294,445	$3,272,170
Less: Allowance for impairment loss	332,756	407,133	12,416

	93,899,276	106,887,312	3,259,754
At FVTOCI	5,637,485	6,532,508	199,222

	$99,536,761	$113,419,820	$3,458,976

a.	Trade receivables

1)	At amortized cost
The Group’s average credit terms granted to the customers were 30 to 90 days. The Group evaluates the risk and probability of credit loss of trade receivables by reference to the Group’s past experiences, financial condition of each customer, as well as competitive advantage and future development of the industry in which the customer operates. The Group then reviews the recoverable amount of each individual trade receivable at each balance sheet date to ensure that adequate allowance is made for possible irrecoverable amounts. In this regard, management believes the Group’s credit risk was significantly reduced.
The Group measures the loss allowance for trade receivables at an amount equals to lifetime ECLs. The expected credit losses on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of economic conditions at each balance sheet date. As the Group’s historical credit loss experience shows significantly different loss patterns for different customer groups, the provision matrix for expected credit loss allowance based on trade receivables due status is further distinguished according to the Group’s different customer base.
The Group writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery. For trade receivables that have been written off, the Group continues to engage in enforcement activity to attempt to recover the receivables due. Where recoveries are made, these are recognized in profit or loss.
The following table details the loss allowance of trade receivables based on the Group’s provision matrix.
December 31, 2023

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$87,272,289	$4,915,827	$1,334,335	$251,769	$457,812	$94,232,032
Loss allowance (Lifetime ECLs) (Retrospectively Adjusted)	(11,118)	(1,521)	(17,260)	(131,650)	(171,207)	(332,756)

	$87,261,171	$4,914,306	$1,317,075	$120,119	$286,605	$93,899,276

December 31, 2024

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$98,650,390	$6,644,672	$1,431,402	$472,061	$95,920	$107,294,445
Loss allowance (Lifetime ECLs)	(31,490)	(4,262)	(57,708)	(229,042)	(84,631)	(407,133)

	$98,618,900	$6,640,410	$1,373,694	$243,019	$11,289	$106,887,312

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$3,008,551	$202,643	$43,654	$14,397	$2,925	$3,272,170
Loss allowance (Lifetime ECLs)	(960)	(130)	(1,760)	(6,985)	(2,581)	(12,416)

	$3,007,591	$202,513	$41,894	$7,412	$344	$3,259,754

The movements of the loss allowance of trade receivables were as follows:

	December 31
	2022	2023 (Retrospectively Adjusted)	2024
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$103,353	$164,408	$332,756	$10,148
Remeasurement of loss allowance	59,490	108,672	154,301	4,706
Acquisition through business combinations	-	67,034	-	-
Amounts written off	-	(8,376)	(92,319)	(2,816)
Effects of foreign currency exchange differences	1,565	1,018	12,395	378

Balance at December 31	$164,408	$332,756	$407,133	$12,416

2)	At FVTOCI
For the trade receivables due from certain customers, the Group decides whether or not to factor these trade receivables to banks without recourse based on the Group’s demand of working capital. These trade receivables are classified as at FVTOCI because they are held within a business model whose objective is achieved by both the collection of contractual cash flows and the selling of financial assets.

The following table details the loss allowance of trade receivables at FVTOCI based on the Group’s provision matrix.
December 31, 2023

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Total
	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%	0%	0%

Gross carrying amount	$5,548,363	$5	$76,717	$12,400	$5,637,485
Loss allowance (Lifetime ECLs)	-	-	-	-	-

	$5,548,363	$5	$76,717	$12,400	$5,637,485

December 31, 2024

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Total
	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%	0%	0%

Gross carrying amount	$6,407,425	$5,549	$106,134	$13,400	$6,532,508
Loss allowance (Lifetime ECLs)	-	-	-	-	-

	$6,407,425	$5,549	$106,134	$13,400	$6,532,508

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%	0%	0%

Gross carrying amount	$195,408	$169	$3,237	$408	$199,222
Loss allowance (Lifetime ECLs)	-	-	-	-	-

	$195,408	$169	$3,237	$408	$199,222

3)	At FVTPL
Some of the Group’s subsidiaries sell all of their trade receivables to banks without recourse. The sale will result in the derecognition of these trade receivables because the Group’s subsidiaries transfer substantially all risks and rewards to banks. These trade receivables are measured at FVTPL because the objective of those subsidiaries’ business model is the selling of financial assets. In April 2024, subsidiaries amended agreements to factor the trade receivables to banks with recourse. As of December 31, 2024, there were no trade receivables at FVTPL held by the Group.

b.	Transfers of financial assets

1)	Qualify for derecognition
The Group’s outstanding trade receivables transferred but not yet due were as follows:

Counterparty	Receivables Factoring Proceed	Reclassified to Other Receivables	Advances Received - Unused	Advances Received - Used	Annual Interest Rates on Advances Received (%)

December 31, 2023

BNP Paribas	EUR 28,545	EUR 28,545	EUR 27,206	EUR -	-

Pursuant to the factoring agreements, losses from commercial disputes (such as sales returns and discounts) are borne by the Group, while losses from credit risk are borne by banks. As of the date that the consolidated financial statements were authorized for issue by the management, the Group did not have a material commercial dispute and also expected to have no material commercial dispute in the foreseeable future.

2)	Not qualifying for derecognition
During the year ended December 31, 2024, the facilities granted by banks for the factoring agreements made between the Group’s subsidiary and banks were EUR10,000 thousand, and the trade receivables accumulated factored and cash proceeds collected were EUR61,301 thousand and EUR28,586 thousand, respectively. Pursuant to the agreements, if these trade receivables are not recovered at maturity, banks have the right to request the Group’s subsidiary to pay the unsettled balance. As the Group does not transfer substantially all risks and rewards relating to these trade receivables, it continues to recognize the full carrying amount of these trade receivables and treats them as collateral for borrowings. Refer to Note 36 for the carrying amount of trade receivables as collateral.
As of December 31, 2024, the carrying amount of these trade receivables factored but not yet derecognized was NT$391,030 thousand (US$11,925 thousand) and the carrying amount of the related liabilities was nil.